DEAR SHAREHOLDER:

    This financial report covers the six months ended March 31, 2000, which is our twenty-eighth fiscal year of operations.

    Net investment income for the six months was $0.54 per share. On March 31, 2000, the net asset value per share was $15.03 and the stock closed that day at $13.00 per share.

    During the semi-annual period, the Board of Directors declared two regular quarterly dividends of $0.26 per share payable December 10, 1999 and March 24, 2000. In addition to the regular dividends, the Board declared a capital gains distribution of $0.0065 per share, payable on December 10, 1999.

    At the end of the semi-annual period, the 73 issues in the portfolio had an average market yield of 8.03%, an average Moody's quality rating of A1, an average duration of 7.51 years, and an average maturity of 15.6 years. The distribution of the portfolio maturities and quality was as follows:

Average Maturities
-----------------------------------------
0-1 year                             3.0%
1-3 years                            5.8
3-5 years                           16.1
5-10 years                          20.6
10-20 years                         14.9
20 plus years                       39.6
                                   -----
                                     100%
Quality
-----------------------------------------
Treasury, Agency and Aaa            36.6%
Aa                                   5.9
A                                   25.7
Baa                                 26.6
Below Baa                            5.2
                                   -----
                                     100%

    Interest rates were quite volatile over the past six months with the yield curve shifting dramatically. Unrelenting strength in the economy and emerging signs of inflationary pressures prompted the Federal Reserve to raise targeted Fed Funds 75 basis points (three 25 basis point moves) beginning in late 1999. The result was a roughly 100 basis point increase in all treasury interest rates below 2 years as the market not only absorbed the Fed's action, but has priced in further tightening. The long end of the interest rate curve reacted quite abnormally over the same period as interest rates for 30 year treasuries actually DECLINED 21 basis points. The burgeoning U.S. Treasury surplus has allowed the Treasury to not only reduce the amount of future supply of Treasury securities but to begin a program of repurchasing existing long term debt. This activity prompted strong demand for longer-dated debt which allowed interest rates to decline while short term rates were rising. We expect the Federal Reserve to continue raising short-term rates until economic growth begins to moderate. Until we see these signs of moderation, the risks of higher inflation warrant a cautious stance to interest rate risk.

    For the six month period ended March 31, 2000, Fort Dearborn produced favorable relative returns in a low absolute return environment. Growth in net asset value of 3.01% outpaced the Investment Grade Bond Index return of 1.27%. However, investor preference for equity funds as opposed to bond funds caused the market price of Fort Dearborn to decline to $13.00, generating a six-month market value return of -2.39%. Over the past 12 months, as the Investment Grade Bond Index produced a dismal absolute return of -1.66%, Fort Dearborn actually produced a positive return of .37%. Strong issue selection in our corporate portfolio was the primary driver of the out-performance in both periods. However, the preference for equity funds once again produced a low market value return of -9.78% as the discount to NAV widened. While there are only limited ways we can influence the market price of Fort Dearborn, we are committed to maintaining the excellent relative return on assets that we have produced over the past several years.

    The Board of Directors on May 22, 2000 recognized my retirement, as President of Fort Dearborn. Mr. Jeffrey J. Diermeier, the Chief Investment Officer of Brinson Partners, Inc., was elected to serve as President. Jeff has worked closely with me for over twenty years in senior investment management of Brinson Partners, Inc. and its predecessor company.

STOCK REPURCHASE PLAN

    On July 28, 1988, the Board of Directors of the Company approved a resolution to repurchase up to 700,000 of its common shares. The Company may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

    Under such law, the Company is required to give written notice to all shareholders of its intention to purchase stock within six months of the actual repurchase of shares. This report is to serve as notice to all shareholders with respect to any shares repurchased within the next six months pursuant to the Company's stock repurchase plan.

    Unaudited financial statements for the six month period ended March 31, 2000, and a list of the securities owned on that date are included in this report.

                                                      Sincerely,

                                                      /s/ Gary P. Brinson

                                                      Gary P. Brinson, CFA
                                                      PRESIDENT

FORT DEARBORN INCOME SECURITIES, INC. is a closed-end bond fund investing principally in investment grade long-term fixed income debt securities. The primary objective of Fort Dearborn is to provide its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FORT DEARBORN INCOME SECURITIES
MARKET VALUE OF INDEX AND SHARE PRICE(1)
WITH ALL DIVIDENDS/INTEREST REINVESTED
AS OF MARCH 31, 2000


$ WEALTH INDEX     INVESTMENT       FORT
                Grade Bond Index  Dearborn
12.31.1972                 18.17     18.17
3.31.1973                  18.16     18.17
6.30.1973                  18.06     17.10
9.30.1973                  18.41     17.09
12.31.1973                 18.23     16.74
3.31.1974                  17.55     13.73
6.30.1974                  16.61     15.62
9.30.1974                  16.07     13.40
12.31.1974                 17.05     16.33
3.31.1975                  17.83     16.82
6.30.1975                  18.43     17.61
9.30.1975                  17.79     16.79
12.31.1975                 19.39     16.54
3.31.1976                  20.17     18.45
6.30.1976                  20.19     18.37
9.30.1976                  21.28     20.03
12.31.1976                 22.83     20.26
3.31.1977                  22.26     20.50
6.30.1977                  23.08     21.07
9.30.1977                  23.28     21.49
12.31.1977                 23.04     20.68
3.31.1978                  23.00     20.93
6.30.1978                  22.70     21.00
9.30.1978                  23.36     20.90
12.31.1978                 22.84     19.04
3.31.1979                  23.16     20.31
6.30.1979                  24.15     21.40
9.30.1979                  23.61     20.84
12.31.1979                 21.70     19.25
3.31.1980                  18.79     17.16
6.30.1980                  23.31     20.99
9.30.1980                  20.76     18.99
12.31.1980                 20.93     19.11
3.31.1981                  20.69     19.19
6.30.1981                  20.24     19.51
9.30.1981                  18.40     19.39
12.31.1981                 20.51     20.85
3.31.1982                  21.47     21.83
6.30.1982                  21.63     22.26
9.30.1982                  26.21     26.55
12.31.1982                 29.02     28.83
3.31.1983                  30.14     29.96
6.30.1983                  30.55     31.44
9.30.1983                  30.40     31.01
12.31.1983                 30.59     31.22
3.31.1984                  30.09     32.50
6.30.1984                  28.94     30.21
9.30.1984                  32.51     32.66
12.31.1984                 35.48     37.09
3.31.1985                  35.82     37.34
6.30.1985                  40.17     43.27
9.30.1985                  40.92     42.71
12.31.1985                 45.80     46.79
3.31.1986                  50.64     53.14
6.30.1986                  50.88     55.71
9.30.1986                  51.74     56.95
12.31.1986                 54.47     57.70
3.31.1987                  55.37     60.37
6.30.1987                  53.02     58.78
9.30.1987                  49.70     55.66
12.31.1987                 53.50     56.99
3.31.1988                  55.86     62.51
6.30.1988                  56.58     63.41
9.30.1988                  57.95     63.23
12.31.1988                 58.38     65.30
3.31.1989                  59.10     63.95
6.30.1989                  64.57     69.00
9.30.1989                  64.91     71.79
12.31.1989                 67.02     73.38
3.31.1990                  65.82     75.08
6.30.1990                  68.35     75.50
9.30.1990                  67.72     74.62
12.31.1990                 71.21     80.42
3.31.1991                  74.02     83.65
6.30.1991                  75.16     85.57
9.30.1991                  80.14     91.67
12.31.1991                 84.58     96.45
3.31.1992                  83.43     93.81
6.30.1992                  87.02     97.18
9.30.1992                  91.22    102.91
12.31.1992                 91.65    101.67
3.31.1993                  96.61    108.40
6.30.1993                 100.19    113.71
9.30.1993                 104.21    117.42
12.31.1993                103.37    112.65
3.31.1994                  98.48    107.51
6.30.1994                  96.30    106.80
9.30.1994                  96.42    105.14
12.31.1994                 97.14    101.57
3.31.1995                 103.18    107.51
6.30.1995                 111.98    116.50
9.30.1995                 114.54    118.69
12.31.1995                121.13    126.33
3.31.1996                 116.32    124.45
6.30.1996                 116.17    122.62
9.30.1996                 118.35    129.34
12.31.1996                123.00    137.71
3.31.1997                 120.84    135.62
6.30.1997                 126.34    142.43
9.30.1997                 131.91    148.57
12.31.1997                136.87    156.83
3.31.1998                 138.88    160.03
6.30.1998                 142.78    159.51
9.30.1998                 147.81    166.11
12.31.1998                148.73    178.86
3.31.1999                 146.24    174.77
6.30.1999                 142.24    164.31
9.30.1999                 142.02    161.53
12.31.1999                145.64    157.67
3.31.2000                 157.67    143.82


ANNUALIZED RETURNS    SINCE
12 MONTHS           INCEPTION
-9.78%                  8.25%
-1.66                    7.89

Returns are net of fees
(1) Share price return is impacted by changes in the premium or discount to the net asset value (NAV) At March 31, 2000, the share price was at a 13.51% discount to NAV.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS:
Portfolio of investments: (Note 1)
  Debt securities, at value (cost $130,860,983)............  $128,319,819
  Short-term securities, at cost, which approximates
    market.................................................       733,826
                                                             ------------
      Total portfolio of investments.......................   129,053,645
Receivable for investments sold............................     5,529,187
Receivable for interest on debt securities (Note 1)........     2,451,778
                                                             ------------
      Total assets.........................................   137,034,610
                                                             ------------
LIABILITIES:
Expenses:
  Payable for investments purchased........................     4,898,223
  Accrued investment advisory and administrative fees
    (Note 6)...............................................       150,724
  Accrued custodial and transfer agent fees................        39,437
  Accrued other expenses...................................        72,217
                                                             ------------
      Total liabilities....................................     5,160,601
                                                             ------------
NET ASSETS (equivalent to $15.03 per share for 8,775,665
 shares of capital stock outstanding) (Note 4).............  $131,874,009
                                                             ============
Analysis of Net Assets:
  Shareholder capital (Note 4).............................  $135,120,133
  Accumulated undistributed net investment income
    (Note 3)...............................................       374,924
  Accumulated net realized loss on sales of investments
    (Note 3)...............................................    (1,079,884)
  Unrealized depreciation on investments...................    (2,541,164)
                                                             ------------
  Net assets applicable to outstanding shares..............  $131,874,009
                                                             ============

                       See Notes to Financial Statements.

                            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED
                                 MARCH 31, 2000
                                  (UNAUDITED)

Investment income:
  Interest income earned....................................  $5,140,691
  Dividend income earned....................................      68,100
                                                              ----------
  Total income earned.......................................   5,208,791
                                                              ----------
Expenses:
  Investment advisory and administrative fees (Note 6)......     332,414
  Transfer agent and dividend disbursing agent fees.........      50,142
  Directors Fees (Note 6)...................................      37,603
  Stockholders reports and annual meeting fees..............      31,622
  Professional fees.........................................      19,616
  Franchise taxes...........................................       7,521
  Other expenses............................................      12,811
                                                              ----------
Total expenses..............................................     491,729
                                                              ----------
Net investment income.......................................   4,717,062
                                                              ----------
Net realized and unrealized gain (loss) on investments:
  Net realized loss from investment transactions............  (1,108,907)
  Change in unrealized appreciation (depreciation)..........     251,122
                                                              ----------
Total realized and unrealized gain (loss) on investments....    (857,785)
                                                              ----------
Net increase in net assets from operations..................  $3,859,277
                                                              ==========

                       See Notes to Financial Statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE SIX
                                              MONTHS ENDED
                                             MARCH 31, 2000    FOR THE YEAR ENDED
                                               (UNAUDITED)     SEPTEMBER 30, 1999
                                             ---------------   -------------------
From operations:
  Net investment income....................   $  4,717,062        $   9,259,349
  Net realized gain (loss) from investment
    transactions...........................     (1,108,907)              45,211
  Change in unrealized appreciation
    (depreciation) of investments..........        251,122          (11,260,190)
                                              ------------        ------------
  Net increase (decrease) in net assets
    from operations........................      3,859,277           (1,955,630)
Distributions to shareholders from:
  Net investment income....................     (4,566,388)          (9,140,420)
  Net realized gain........................        (57,118)          (4,394,432)
                                              ------------        ------------
    Total distributions....................     (4,623,506)         (13,534,852)
From capital share transactions: (Note 4)
  Net asset value of shares repurchased
    from shareholders......................       (169,805)                  --
                                              ------------        ------------
    Net decrease in net assets.............       (934,034)         (15,490,482)
Net Assets:
  Beginning of period......................    132,808,043          148,298,525
                                              ------------        ------------
  End of period (including undistributed
    net investment income of $374,924 at
    March 31, 2000, and $224,250 at
    September 30, 1999, respectively)
    (Note 3)...............................   $131,874,009        $ 132,808,043
                                              ============        ============

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

Financial highlights for each share of capital stock outstanding through each period:

                                        SIX MONTHS
                                           ENDED
                                         MARCH 31,
                                        (UNAUDITED)                YEARS ENDED SEPTEMBER 30,
                                        -----------   ----------------------------------------------------
                                           2000         1999       1998       1997       1996       1995
                                        -----------   --------   --------   --------   --------   --------
Net asset value, beginning of
 period...............................   $   15.11    $  16.87   $  16.30   $  15.97   $  16.50   $  15.04
                                         ---------    --------   --------   --------   --------   --------
Net investment income (1).............        0.54        1.05       1.05       1.09       1.19       1.15
Net realized and unrealized gain
 (loss) on investments................       (0.09)      (1.27)      0.71       0.89      (0.56)      1.43
                                         ---------    --------   --------   --------   --------   --------
Total from investment operations......        0.45       (0.22)      1.76       1.98       0.63       2.58
  Less distributions from:
    Net investment income.............       (0.52)      (1.04)     (1.04)     (1.21)     (1.16)     (1.12)
    Net realized gain.................       (0.01)      (0.50)     (0.15)     (0.44)        --         --
                                         ---------    --------   --------   --------   --------   --------
Total distributions...................       (0.53)      (1.54)     (1.19)     (1.65)     (1.16)     (1.12)
                                         ---------    --------   --------   --------   --------   --------
Net asset value, end of period........   $   15.03    $  15.11   $  16.87   $  16.30   $  15.97   $  16.50
                                         =========    ========   ========   ========   ========   ========
Market price per share at end of
 period...............................   $  13.000    $ 13.875   $ 15.750   $ 15.188   $ 14.750   $ 14.625
Total investment return (market
 value) (2)...........................     (2.39)%     (2.76)%     11.81%     14.86%      8.98%     12.88%
Total return (net asset value) (3)....       3.01%     (1.48)%     11.07%     13.06%      3.84%     17.71%
Net assets at end of period (in
 millions)............................   $  131.87    $ 132.81   $ 148.30   $ 143.33   $ 140.50   $ 145.76
Ratios of expenses to average net
 assets...............................       0.37%       0.73%      0.71%      0.75%      0.75%      0.69%
Ratio of net investment income to
 average net assets...................       3.59%       6.61%      6.29%      6.81%      7.22%      7.34%
Portfolio turnover....................       27.8%       69.9%      63.5%     130.0%     159.5%     126.8%
Number of shares outstanding at end of
 period (in thousands)................       8,776       8,789      8,789      8,793      8,800      8,833

------------------------
(1) Beginning October 1, 1994, net investment income includes amortization of discounts and premiums.

(2) Total investment return (market value) reflects the market value experiences of a continuous shareholder who made commission-free acquisitions through distributions in accordance with the shareholder reinvestment plan.

(3) Total return (net asset value) reflects the Company's portfolio performance and is the combination of reinvested dividend income, reinvested capital gains distributions at NAV, if any, and changes in net asset value per share.

                       See Notes to Financial Statements.

                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2000 (UNAUDITED)

                                                                     MOODY'S
     FACE VALUE                                                       RATING        COST          VALUE
---------------------                                                --------   ------------   ------------
 DEBT SECURITIES--99.4%
                        / / MUNICIPAL SECURITIES (5.2%)
                        New Jersey Economic Development Authority,
                         Zero Coupon Revenue Bonds,
     $25,000,000         due 2/15/18...............................  Aaa        $  6,586,741   $  6,682,800
                                                                                ------------   ------------
                        / / U.S. GOVERNMENT
                           SECURITIES (18.5%)
                        DIRECT OBLIGATIONS--(9.3%)
                        U.S. Treasury Bond,
       3,860,000         8.00%, due 11/15/21.......................  Aaa           4,499,501      4,699,550
                        U.S. Treasury Notes,
       1,535,000         5.75%, due 8/15/03........................  Aaa           1,517,024      1,505,259
       4,850,000         6.125%, due 12/31/01......................  Aaa           4,819,877      4,815,143
         970,000         7.50%, due 2/15/05........................  Aaa             998,979      1,016,075
                                                                                ------------   ------------
                                                                                  11,835,381     12,036,027
                                                                                ------------   ------------
                        AGENCY--(9.2%)
                        Federal Home Loan Mortgage Corp.,
                         Guaranteed Mortgage Certificates,
       1,163,140         6.50%, due 3/01/03........................  (a)           1,175,456      1,142,950
          81,866         9.00%, due 8/01/04........................  (a)              85,448         83,191
         115,548         9.00%, due 3/01/24........................  (a)             119,718        119,500
                        Federal National Mortgage Association,
                         Guaranteed Mortgage Pass Thru
                         Certificates,
       5,268,711         6.50%, due 10/01/28 Pool #405224..........  (a)           5,280,913      4,944,965
         886,473         7.00%, REMIC, due 6/25/13 Series 1993-106
                          Class Z..................................  (a)             824,321        868,197
       1,530,482         7.25%, CMO, due 3/25/23 Series 1994-69
                          Class CA.................................  (a)           1,294,905      1,474,045
                        Government National Mortgage Association,
                         Pass Thru Mortgage Backed Certificates,
       1,512,748         6.50%, due 5/15/29 Pool #781029...........  (a)           1,395,746      1,426,677
       1,803,073         7.50%, due 12/15/22 Pool #780230..........  (a)           1,800,574      1,797,845
                                                                                ------------   ------------
                                                                                  11,977,081     11,857,370
                                                                                ------------   ------------

                       See Notes to Financial Statements.

                           MARCH 31, 2000 (UNAUDITED)

                                                                     MOODY'S
     FACE VALUE                                                       RATING        COST          VALUE
---------------------                                                --------   ------------   ------------
                        / / CORPORATE BONDS AND
                           NOTES (75.7%)
                        INTERNATIONAL--(20.4%)
     $ 2,500,000        Augusta Funding Ltd., 144-A, 7.375% Bond,
                         due 4/15/13...............................  Aaa        $  2,440,480   $  2,462,500
       2,100,000        Credit Suisse-London, 144-A, 7.90% Note,
                         due 5/01/07...............................  A3            2,095,704      1,994,143
       2,295,000        Empresa National Electric, 8.125% Bond, due
                         2/01/97...................................  Baa1          2,246,850      2,002,387
       3,455,000        Interamerican Development Bank, 6.80% Note,
                         due 10/15/25..............................  Aaa           3,220,097      3,312,765
       2,000,000        Korea Electric Power Corp., 7.00%
                         Debenture, due 2/01/27....................  Baa3          1,861,875      1,829,076
                        Petroliam Nasional Berhad, 144-A, Notes,
       1,000,000        7.75%, due 8/15/15.........................  Baa3            647,913        929,716
       1,500,000        7.625%, due 10/15/26.......................  Baa3          1,481,777      1,329,752
       1,010,000        Ras Laffan Liquified Natural Gas, 144-A,
                         8.294% Secured Note, due 3/15/14..........  Baa3            897,855        978,732
       2,500,000        Republic of Brazil, 11.625% Bond, due
                         4/15/04...................................  B2            2,481,056      2,518,750
       2,000,000        Republic of Panama, 8.25% Note, due
                         4/22/08...................................  Ba1           1,993,488      1,795,000
       2,415,000        Royal Bank of Scotland, 9.118% Bond, due
                         3/31/49...................................  A1            2,456,899      2,485,772
       3,560,000        Skandinaviska Enskilda Banken, 144-A, 6.50%
                         Step Bond, due 12/29/49...................  A3            3,450,373      3,355,937
       1,410,000        State of Israel, 7.75% Bond, due 3/15/10...  A3            1,403,351      1,402,874
                                                                                ------------   ------------
                                                                                  26,677,718     26,397,404
                                                                                ------------   ------------
                        INDUSTRIAL--(21.7%)
       1,825,000        Aetna Services, 7.625% Debenture,
                         due 8/15/26...............................  A3            1,808,513      1,670,966
       1,000,000        Cendant Corp., 7.75% Note, due 12/01/03....  Baa1            998,739        992,965
       1,250,000        Conoco Inc., 6.95% Senior Note,
                         due 4/15/29...............................  A3            1,250,000      1,141,005
       1,500,000        Ford Motor Co., 6.625% Note,
                         due 10/01/28..............................  A1            1,484,066      1,309,784
       1,500,000        Fred Meyer, Inc., 7.375%, due 3/01/05......  Baa3          1,467,849      1,462,681
       2,000,000        Freeport-McMoran C&G, 7.20% Senior Note,
                         due 11/15/26..............................  B3            1,105,362      1,520,000
       1,000,000        Lilly Del Mar, 144-A, 7.717% Step Bond,
                         due 8/01/29...............................  A1            1,000,000        989,584

                       See Notes to Financial Statements.

                           MARCH 31, 2000 (UNAUDITED)

                                                                     MOODY'S
     FACE VALUE                                                       RATING        COST          VALUE
---------------------                                                --------   ------------   ------------
                        Lockheed Martin Corp., Note,
     $   815,000        7.70%, due 6/15/08.........................  Baa3       $    814,830   $    790,996
       1,000,000        8.50%, due 12/01/29........................  Baa3            996,137      1,000,443
       2,520,000        Monsanto Co., 144-A, 6.60% Debenture,
                         due 12/01/28..............................  A2            2,516,312      2,194,018
         635,000        Noram Energy Corp., 6.375% Bond,
                         due 11/01/03..............................  Baa1            634,048        601,777
       3,000,000        Philips Electronics, 7.75% Debenture,
                         due 5/15/25...............................  A3            2,991,424      2,990,076
       2,300,000        Rite Aid Corp., 7.70% Debenture,
                         due 2/15/27...............................  Baa3          2,294,180      1,161,500
       1,400,000        Rohm & Hass Co., 7.85% Debenture,
                         due 7/15/29...............................  A3            1,456,174      1,424,146
       1,400,000        SafeWay, Inc., 6.50% Note, due 11/15/08....  Baa2          1,297,069      1,294,658
       2,500,000        Tennessee Gas Pipeline, 7.625% Bond,
                         due 4/01/37...............................  Baa2          2,433,164      2,372,290
       2,215,000        Time Warner Entertainment, Inc., 7.57%
                         Debenture, due 2/01/24....................  Baa3          2,215,000      2,108,895
       1,275,000        Tyco International Group, 7.00% Bond,
                         due 6/15/28...............................  Baa1          1,266,359      1,108,967
       1,000,000        United Technology Corp., 7.50% Debenture,
                         due 9/15/29...............................  A2              998,144        985,223
         995,000        Waste Management, Inc., 7.00% Senior Note,
                         due 10/01/04..............................  Ba1           1,026,287        898,324
                                                                                ------------   ------------
                                                                                  30,053,657     28,018,298
                                                                                ------------   ------------
                        FINANCE--(15.3%)
         950,000        Bank of America, 7.80% Note,
                         due 2/15/10...............................  Aa3             940,054        957,477
         160,000        Berkshire Hathaway, Inc., 9.75% Debenture,
                         due 1/15/18...............................  Aaa             158,950        166,429
                        Centaur Funding Corp., 144-A, Bonds,
           2,820         Zero Coupon, due 4/21/20..................  A3              376,860        474,465
           1,500         9.08%, due 4/21/20........................  A3            1,500,000      1,567,500
       2,290,000        Comed Transitional Funding Trust,
                         Series 1998-1, Class A6, 5.630%,
                         due 6/25/09...............................  Aaa           2,288,888      2,098,991
       2,940,000        FMR Corp., 144-A, 7.57% Bond,
                         due 6/15/29...............................  Aa3           2,940,000      2,833,657
       1,201,820        GMAC Commercial Mortgage Securities, Inc.,
                         Series 1998-C2, Class A2, 6.42% Bond,
                         due 8/15/08...............................  Aaa           1,150,446      1,119,243

                       See Notes to Financial Statements.

                           MARCH 31, 2000 (UNAUDITED)

                                                                     MOODY'S
     FACE VALUE                                                       RATING        COST          VALUE
---------------------                                                --------   ------------   ------------
     $ 1,500,000        Merrill Lynch & Co., 6.875% Note,
                         due 11/15/18..............................  Aa3        $  1,493,133   $  1,344,460
       1,800,000        Norwest Asset Securities Corp.,
                         Series 96-2, 7.00% Note, due 9/25/11......  AAA*          1,814,625      1,732,572
       1,000,000        PDVSA Finance Ltd., Series 98-1, 6.45%,
                         due 2/15/04...............................  Baa1            946,497        911,720
         157,903        Residential Asset Securitization Trust,
                         97-A7, 7.50% Note, due 9/25/27............  AAA*            159,087        157,366
       1,000,000        Salomon, Inc., 6.75% Senior Note,
                         due 2/15/03...............................  Aa3             998,959        980,725
       5,000,000        Secured Finance, Inc., 9.05% Guaranteed
                         Senior Secured Bond, due 12/15/04.........  Aaa           4,989,964      5,369,850
                                                                                ------------   ------------
                                                                                  19,757,463     19,714,455
                                                                                ------------   ------------
                        COMMUNICATION--(8.9%)
       1,385,000        Bellsouth Capital Funding, 7.875%
                         Debenture, due 2/15/30....................  Aa3           1,372,931      1,402,495
       4,250,000        News America Holdings, Inc., 7.75% Bond,
                         due 1/20/24...............................  Baa3          3,685,448      3,959,751
                        PanAmSat Corp., Notes,
         800,000         6.00%, due 1/15/03........................  Baa2            799,714        756,066
       1,715,000         6.375%, due 1/15/08.......................  Baa2          1,708,695      1,528,395
       1,500,000        Sprint Capital Corp., 6.875% Bond,
                         due 11/15/28..............................  Baa1          1,497,652      1,344,377
         425,000        Tele-Communications, Inc., 9.80% Note,
                         due 2/01/12...............................  A2              538,897        500,086
       1,780,000        TCI Communications, Inc., 8.75% Note,
                         due 8/01/15...............................  A2            2,171,555      1,939,146
                                                                                ------------   ------------
                                                                                  11,774,892     11,430,316
                                                                                ------------   ------------
                        UTILITIES--(5.8%)
       2,500,000        Delmarva Power & Light Co., 9.95% Note,
                         due 12/01/20..............................  A3            2,498,219      2,734,375
       1,600,000        NSTAR, 8.00% Note, due 2/15/10.............  A2            1,593,570      1,639,861
       1,235,000        Pacific Gas & Electric Corp., Series 93-H,
                         7.05% Bond, due 3/01/24...................  A1            1,340,117      1,139,094
       1,000,000        Public Service Co. of Colorado, 6.875%
                         Senior Note, due 7/15/09..................  Baa1            992,798        946,670

                       See Notes to Financial Statements.

                           MARCH 31, 2000 (UNAUDITED)

                                                                     MOODY'S
     FACE VALUE                                                       RATING        COST          VALUE
---------------------                                                --------   ------------   ------------
     $ 1,000,000        Sempra Energy, 7.95% Note, due 3/01/10.....  A2         $    997,407   $  1,017,919
                                                                                ------------   ------------
                                                                                   7,422,111      7,477,919
                                                                                ------------   ------------
                        TRANSPORTATION--(3.6%)
       1,500,000        Delta Airlines, Inc., 10.50% Pass Thru
                         Certificate, due 4/30/16..................  Baa1          1,775,939      1,786,170
       3,000,000        United Airlines, Inc., 7.87% Pass Thru
                         Certificate, due 1/30/19..................  Baa1          3,000,000      2,919,060
                                                                                ------------   ------------
                                                                                   4,775,939      4,705,230
                                                                                ------------   ------------
                        Total Debt Securities......................              130,860,983    128,319,819
                                                                                ------------   ------------
     SHARES
---------------------
                        SHORT TERM SECURITIES--(0.6%)
         733,826        Brinson Supplementary Trust U.S. Cash
                         Management Prime Fund                                       733,826        733,826
                                                                                ------------   ------------
                        Total Portfolio of Investments 100%........             $131,594,809   $129,053,645
                                                                                ============   ============

------------------------
(a)      Moody's as a matter of policy, does not rate this issue.

* Standard & Poor's Corporation rating. Security is not rated by Moody's Investor Service, Inc.

144-A Securities exempt from registration under Rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2000, the value of these securities amounted to $19,110,004 or 14.8% of the total portfolio of investments.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
    Fort Dearborn Income Securities, Inc. ("the Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management company. The Company invests principally in investment grade long-term fixed income debt securities with the primary objective of providing its shareholders with:

    - a stable stream of current income consistent with external interest rate conditions, and

    - a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market.

    The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    A. SECURITY VALUATIONS -- Investments are valued based on available quoted bid prices on the valuation date. Short-term securities are valued at amortized cost which approximates value.

    B. INVESTMENT INCOME AND SECURITY TRANSACTIONS -- Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Security transactions are accounted for on the trade date. The Company has elected to amortize market discount and premium on all issues purchased after September 30, 1994. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a first-in first-out basis.

    C. FEDERAL INCOME TAXES -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Net realized gains or losses differ for financial reporting purposes as a result of losses from wash sales.

    At March 31, 2000 for federal income tax purposes, the cost for long and short-term investments is $131,594,809: the aggregate gross unrealized appreciation is $2,716,976 and the aggregate gross unrealized depreciation is $5,258,140; resulting in net unrealized depreciation of investments of $2,541,164.

2.  NET ASSET VALUATIONS
    The net asset value of the Company's shares is determined each day the New York Stock Exchange is open.

                           MARCH 31, 2000 (UNAUDITED)

3.  DISTRIBUTIONS
    Dividends and distributions payable to shareholders are recorded by the Company on the record date. Net realized gains from the sale of investments, if any, are distributed annually. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent and temporary book and tax basis differences.

    Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

4.  CAPITAL STOCK
    At March 31, 2000 there were 12,000,000 shares of $.01 par value capital stock authorized, and shareholder capital of $135,120,133. During the six months ended March 31, 2000 no new shares were issued as part of the dividend reinvestment plan.

5.  PURCHASES AND SALES OF SECURITIES
    Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 2000 were as follows: debt securities and preferred stock, $11,226,900 and $19,389,916, respectively; short-term securities, $9,692,201 and $9,883,358, respectively; United States government debt obligations, $24,439,119 and $14,460,139, respectively.

6.  MANAGEMENT AND OTHER FEES
    Under an agreement between the Company and Brinson Partners, Inc. ("the Advisor"), the Advisor manages the Company's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions for the Company. In return for these services, the Company pays the Advisor a quarterly fee of 1/8 of 1% (annually 1/2 of 1%) of the Company's average weekly net assets up to $100,000,000 and 1/10 of 1% (annually 2/5 of 1%) of average weekly net assets in excess of $100,000,000.

    All Company officers serve without direct compensation from the Company.

    The Company invests in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from

                           MARCH 31, 2000 (UNAUDITED)

6.  MANAGEMENT AND OTHER FEES (CONTINUED)
the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at March 31, 2000 and for the period ended are summarized as follows:

                                                                                               % OF
                                              COST OF       SALES      INTEREST                NET
FUND                                         PURCHASES     PROCEED      INCOME     VALUE      ASSET
----                                         ----------   ----------   --------   --------   --------
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund....................  $9,692,201   $9,883,358   $58,966    $733,826     0.6%

7.  MORTGAGE BACKED SECURITIES AND OTHER INVESTMENTS

    The Company invests in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-governmental corporations. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

    The Company invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond which is collateralized by a pool of MBS. The Company also invests in REMICs (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization
Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. A GPM (Graduated Payment Mortgage) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

    The Company invests in Asset Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. They often include credit enhancement that help limit investors exposure to the underlying credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

                REPORT ON THE AUTOMATIC DIVIDEND INVESTMENT PLAN

    THE COMPANY'S AUTOMATIC DIVIDEND INVESTMENT PLAN, OPERATED FOR THE CONVENIENCE OF THE SHAREHOLDERS, HAS BEEN IN OPERATION SINCE THE DIVIDEND PAYMENT OF MAY 5, 1973.

    For the six months ended March 31, 2000, 50,682 shares were purchased for the Plan participants. The breakdown of these shares is listed below:

                                                   WHERE
      DIVIDEND           NO. OF                    SHARES
       PAYMENT           SHARES     AVERAGE         WERE
        DATE           PURCHASED     PRICE       PURCHASED
-------------------------------------------------------------
December 10, 1999        26,263      $12.56      Open Market
March 24, 2000           24,419      $12.90      Open Market

    As explained in the Plan, shares are purchased at the lower of the market value (including commission) or net asset value, depending upon availability. The expense of maintaining the Plan, $1.35 for each participating account per dividend payment, is borne by the Company. Shareholders who have not elected to participate in the Plan, receive all dividends in cash.

    The Plan had 981 participants on March 24, 2000. Under the terms of the Plan, any shareholder may terminate participation by giving written notice to the Company. Upon termination, a certificate for all full shares, plus a check for the value of any fractional interest in shares, will be sent to the withdrawing shareholders, unless the sale of all or part of such shares is requested. ANY REGISTERED SHAREHOLDER WHO WISHES TO PARTICIPATE IN THE PLAN MAY DO SO BY WRITING TO THE PLAN'S AGENT, EQUISERVE, P.O. BOX 2500 JERSEY CITY, NJ 07303-2500 OR CALLING THEM AT (800) 446-2617. A copy of the Plan and enrollment card will be mailed to you. Shareholders who own shares in nominee name should contact their brokerage firm. All new shareholders will receive a copy of the Plan and a card which may be signed to authorize reinvestment of dividends pursuant to the Plan.

    * THE INVESTMENT OF DIVIDENDS DOES NOT RELIEVE PARTICIPANTS OF ANY INCOME TAX WHICH MAY BE PAYABLE THEREON. THE COMPANY STRONGLY RECOMMENDS THAT ALL AUTOMATIC DIVIDEND INVESTMENT PLAN PARTICIPANTS RETAIN EACH YEAR'S FINAL STATEMENT ON THEIR PLAN PARTICIPATION AS A PART OF THEIR PERMANENT TAX RECORD. THIS WILL INSURE THAT COST INFORMATION IS AVAILABLE IF AND WHEN IT IS NEEDED.

                            REPORT ON ANNUAL MEETING

    At the annual meeting of shareholders, held on December 13, 1999; shareholders elected the Company's five nominees as directors and ratified the selection of accountants. The votes on such matters were as follows:

       DIRECTORS            FOR
1.   -------------       ---------
     R.M. Burridge       6,994,747
     C.R. O'Neil         7,000,887
     R.S. Peterson       6,994,940
     F.K. Reilly         6,960,982
     E.M. Roob           7,004,907

    2.  Ratification of Accountants (KPMG LLP)

   FOR     AGAINST    ABSTAIN    BROKER NON-VOTES
---------  --------   --------   ----------------
7,000,943   58,658     71,725           0

BOARD OF DIRECTORS

RICHARD M. BURRIDGE
Chairman of the Board

C. RODERICK O'NEIL, CFA
Director

RICHARD S. PETERSON
Director

FRANK K. REILLY, CFA
Director

EDWARD M. ROOB
Director

OFFICERS

GARY P. BRINSON, CFA
President

GREGORY P. SMITH, CFA
Vice President & Portfolio Manager

JOSEPH A. ANDERSON
Secretary & Treasurer

DANIEL J. BLUMHARDT
Assistant Secretary & Assistant Treasurer

FORT DEARBORN
INCOME SECURITIES, INC.

209 S. LaSalle St.
Eleventh Floor
Chicago, Illinois 60604-1295
(312) 346-0676

STOCK TRANSFER AND
DIVIDEND DISBURSEMENT
AGENT
(1-800-446-2617)

Mail correspondence to:
EquiServe
P.O. Box 2500
Jersey City, New Jersey 07303-2500

Mail stock certificates to:
EquiServe
P.O. Box 2506
Jersey City, New Jersey 07303-2506

INDEPENDENT AUDITORS

KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

LEGAL COUNSEL

Winston & Strawn
35 West Wacker Drive
Chicago, IL 60601

FORT
DEARBORN
INCOME
SECURITIES,
INC.

FORT DEARBORN INCOME SECURITIES, INC.

[NYSE LOGO]

[CHICAGO STOCK EXCHANGE LOGO]

SEMI-ANNUAL REPORT
MARCH 31, 2000